Schedule of Investments (unaudited)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)	369,380	$14,416,901
Aerojet Rocketdyne Holdings Inc.	162,375	7,592,655
AerSale Corp.(a)	103,828	1,841,909
Astronics Corp.(a)(b)	260,949	3,131,388
Cadre Holdings Inc.(a)(b)	42,077	1,069,597
Ducommun Inc.(a)	116,984	5,471,342
Kaman Corp.	295,372	12,745,302
Kratos Defense & Security Solutions Inc.(a)(b)	1,019,186	19,772,209
Maxar Technologies Inc.(b)	779,852	23,029,030
Moog Inc., Class A	312,162	25,275,757
National Presto Industries Inc.	54,879	4,501,724
Park Aerospace Corp.	205,653	2,714,620
Parsons Corp.(a)(b)	282,383	9,502,188
Triumph Group Inc.(a)	686,844	12,727,219
Vectrus Inc.(a)	123,694	5,661,474
		149,453,315
Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)(b)	632,857	18,593,339
Atlas Air Worldwide Holdings Inc.(a)(b)	308,634	29,048,632
Hub Group Inc., Class A(a)	355,257	29,926,850
Radiant Logistics Inc.(a)	428,636	3,124,756
		80,693,577
Airlines — 0.4%
Hawaiian Holdings Inc.(a)	549,958	10,102,728
Mesa Air Group Inc.(a)(b)	360,427	2,018,391
SkyWest Inc.(a)	536,307	21,076,865
Spirit Airlines Inc.(a)(b)	1,052,676	23,000,971
		56,198,955
Auto Components — 1.0%
Adient PLC(a)(b)	887,094	42,474,061
American Axle & Manufacturing Holdings Inc.(a)	606,404	5,657,749
Cooper-Standard Holdings Inc.(a)	181,374	4,064,591
Dana Inc.	730,209	16,663,369
Goodyear Tire & Rubber Co. (The)(a)	2,968,820	63,295,242
Modine Manufacturing Co.(a)	470,942	4,751,805
Motorcar Parts of America Inc.(a)	194,513	3,320,337
Standard Motor Products Inc.	224,157	11,743,585
Stoneridge Inc.(a)(b)	232,421	4,587,991
Tenneco Inc., Class A(a)(b)	65,937	745,088
XL Fleet Corp.(a)(b)	325,586	1,077,690
		158,381,508
Automobiles — 0.1%
Canoo Inc.(a)(b)	629,930	4,863,060
Fisker Inc.(a)(b)	148,634	2,338,013
Lordstown Motors Corp., Class A(a)(b)	1,494,726	5,156,805
Workhorse Group Inc.(a)(b)	1,174,401	5,120,388
		17,478,266
Banks — 15.3%
1st Source Corp.	187,110	9,280,656
Allegiance Bancshares Inc.	203,991	8,610,460
Amalgamated Financial Corp.	153,093	2,567,370
Amerant Bancorp Inc.	291,137	10,058,783
American National Bankshares Inc.	122,067	4,599,485
Ameris Bancorp	713,576	35,450,456
Arrow Financial Corp.	157,911	5,563,205
Associated Banc-Corp.	1,621,500	36,629,685
Atlantic Capital Bancshares Inc.(a)	211,941	6,097,543
Security	Shares	Value

Banks (continued)
Atlantic Union Bankshares Corp.	815,552	$30,411,934
Banc of California Inc.	594,851	11,670,977
BancFirst Corp.	187,480	13,228,589
Bancorp. Inc. (The)(a)	560,823	14,194,430
Bank First Corp.	69,615	5,028,988
Bank of Marin Bancorp., Class A	167,626	6,240,716
Bank of NT Butterfield & Son Ltd. (The)	543,519	20,713,509
BankUnited Inc.	944,263	39,951,767
Banner Corp.	339,328	20,587,030
Bar Harbor Bankshares	161,586	4,674,683
Berkshire Hills Bancorp. Inc.	522,534	14,855,642
Blue Ridge Bankshares Inc.	186,525	3,338,797
Brookline Bancorp. Inc.	763,687	12,364,093
Bryn Mawr Bank Corp.	213,584	9,613,416
Business First Bancshares Inc.	208,812	5,911,468
Byline Bancorp Inc.	272,233	7,445,573
Cadence Bank	1,593,707	47,476,531
Cambridge Bancorp.	73,085	6,840,025
Camden National Corp.	164,657	7,929,881
Capital Bancorp Inc./MD	88,395	2,315,949
Capital City Bank Group Inc.	147,813	3,902,263
Capstar Financial Holdings Inc.	228,126	4,797,490
Carter Bankshares Inc.(a)	283,458	4,362,419
Cathay General Bancorp.	807,286	34,705,225
CBTX Inc.	196,638	5,702,502
Central Pacific Financial Corp.	249,654	7,032,753
CIT Group Inc.	1,065,912	54,723,922
Citizens & Northern Corp.	176,959	4,622,169
City Holding Co.	158,774	12,986,125
Civista Bancshares Inc.	169,760	4,142,144
CNB Financial Corp./PA	181,322	4,805,033
Coastal Financial Corp./WA(a)(b)	34,448	1,743,758
Columbia Banking System Inc.	838,267	27,428,096
Community Bank System Inc.	563,575	41,975,066
Community Trust Bancorp. Inc.	173,599	7,570,652
ConnectOne Bancorp. Inc.	405,275	13,256,545
CrossFirst Bankshares Inc.(a)(b)	266,555	4,160,924
Customers Bancorp. Inc.(a)(b)	293,169	19,164,457
CVB Financial Corp.	1,375,260	29,444,317
Dime Community Bancshares Inc.	377,754	13,281,831
Eagle Bancorp. Inc.	333,469	19,454,581
Eastern Bankshares Inc.	1,462,488	29,498,383
Enterprise Bancorp. Inc./MA	107,926	4,848,036
Enterprise Financial Services Corp.	388,052	18,273,369
Equity Bancshares Inc., Class A	152,113	5,161,194
Farmers National Banc Corp.	327,685	6,078,557
FB Financial Corp.	334,970	14,678,385
Fidelity D&D Bancorp. Inc.	45,992	2,713,528
Financial Institutions Inc.	174,055	5,534,949
First Bancorp. Inc. (The)	119,370	3,748,218
First BanCorp./Puerto Rico	2,113,744	29,127,392
First Bancorp./Southern Pines NC	366,898	16,774,577
First Bancshares Inc. (The)	222,340	8,586,771
First Bank/Hamilton NJ	182,727	2,651,369
First Busey Corp.	550,489	14,929,262
First Commonwealth Financial Corp.	944,088	15,190,376
First Community Bankshares Inc.	193,357	6,461,991
First Financial Bancorp.	978,827	23,863,802
First Financial Bankshares Inc.	103,323	5,252,941
First Financial Corp./IN	125,791	5,697,074

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Foundation Inc.	434,810	$10,809,377
First Internet Bancorp.	102,040	4,799,962
First Interstate BancSystem Inc., Class A	450,063	18,304,062
First Merchants Corp.	612,384	25,652,766
First Mid Bancshares Inc.	183,963	7,871,777
First Midwest Bancorp. Inc.	1,193,364	24,440,095
First of Long Island Corp. (The)	248,804	5,371,678
Five Star Bancorp.	72,052	2,161,560
Flushing Financial Corp.	320,292	7,783,096
Fulton Financial Corp.	1,737,986	29,545,762
German American Bancorp. Inc.	272,362	10,616,671
Glacier Bancorp. Inc.	1,048,218	59,433,961
Great Southern Bancorp. Inc.	113,975	6,753,019
Great Western Bancorp. Inc.	558,823	18,977,629
Guaranty Bancshares Inc./TX	92,092	3,460,817
Hancock Whitney Corp.	936,430	46,840,229
Hanmi Financial Corp.	298,593	7,070,682
Harborone Bancorp.Inc.	536,244	7,957,861
HBT Financial Inc.	124,511	2,332,091
Heartland Financial USA Inc.	443,785	22,459,959
Heritage Commerce Corp.	630,913	7,533,101
Heritage Financial Corp./WA	360,904	8,820,494
Hilltop Holdings Inc.	666,229	23,411,287
Home BancShares Inc./AR.	1,649,812	40,172,922
HomeStreet Inc.	187,174	9,733,048
HomeTrust Bancshares Inc.	162,046	5,020,185
Hope Bancorp Inc.	1,218,480	17,923,841
Horizon Bancorp Inc./IN	461,561	9,623,547
Howard Bancorp. Inc.(a)	143,049	3,117,038
Independent Bank Corp.	485,480	39,581,184
Independent Bank Corp./MI	221,286	5,282,097
Independent Bank Group Inc.	405,565	29,261,515
International Bancshares Corp.	586,358	24,855,716
Investors Bancorp.Inc.	1,589,262	24,077,319
Lakeland Bancorp. Inc.	540,609	10,266,165
Lakeland Financial Corp.	243,219	19,491,571
Macatawa Bank Corp.	291,674	2,572,565
Mercantile Bank Corp.	172,809	6,053,499
Meta Financial Group Inc.(b)	230,378	13,744,351
Metrocity Bankshares Inc.	158,882	4,374,021
Metropolitan Bank Holding Corp.(a)(b)	98,904	10,536,243
Mid Penn Bancorp. Inc.	153,326	4,866,567
Midland States Bancorp. Inc.	232,688	5,768,335
MidWestOne Financial Group Inc.	158,175	5,120,125
MVB Financial Corp.	111,656	4,635,957
National Bank Holdings Corp., Class A	309,428	13,596,266
NBT Bancorp. Inc.	444,584	17,125,376
Nicolet Bankshares Inc.(a)(b)	135,616	11,629,072
Northrim Bancorp. Inc.	65,489	2,846,152
OceanFirst Financial Corp.	634,534	14,086,655
OFG Bancorp.	520,819	13,832,953
Old National Bancorp./IN	1,707,908	30,947,293
Old Second Bancorp. Inc.	301,782	3,799,435
Origin Bancorp Inc.	196,819	8,447,471
Orrstown Financial Services Inc.	119,055	3,000,186
Pacific Premier Bancorp. Inc.	853,889	34,181,177
Park National Corp.	154,761	21,250,233
Peapack Gladstone Financial Corp.	197,302	6,984,491
Peoples Bancorp. Inc./OH	282,421	8,983,812
Peoples Financial Services Corp.	77,620	4,089,798
Security	Shares	Value

Banks (continued)
Preferred Bank/Los Angeles CA	99,774	$7,162,775
Primis Financial Corp.	272,109	4,092,519
QCR Holdings Inc.(b)	164,474	9,210,544
RBB Bancorp.	142,565	3,735,203
Red River Bancshares Inc.	50,553	2,704,585
Reliant Bancorp Inc.	167,496	5,946,108
Renasant Corp.	581,894	22,082,877
Republic Bancorp. Inc./KY, Class A	105,332	5,355,079
Republic First Bancorp. Inc.(a)(b)	517,694	1,925,822
S&T Bancorp. Inc.	391,177	12,329,899
Sandy Spring Bancorp. Inc.	491,392	23,626,127
Seacoast Banking Corp. of Florida	563,874	19,955,501
ServisFirst Bancshares Inc.	91,630	7,783,052
Sierra Bancorp.	158,001	4,289,727
Simmons First National Corp., Class A	1,163,743	34,423,518
SmartFinancial Inc.	153,204	4,191,661
South Plains Financial Inc.	118,143	3,285,557
South State Corp.	752,740	60,302,001
Southern First Bancshares Inc.(a)(b)	59,160	3,696,908
Southside Bancshares Inc.	335,082	14,013,129
Spirit of Texas Bancshares Inc.	141,827	4,081,781
Stock Yards Bancorp. Inc.	216,416	13,824,654
Summit Financial Group Inc.	128,002	3,513,655
Texas Capital Bancshares Inc.(a)	341,806	20,593,811
Third Coast Bancshares Inc.(a)	28,028	728,167
Tompkins Financial Corp.	154,692	12,929,157
Towne Bank/Portsmouth VA	737,622	23,301,479
TriCo Bancshares	302,338	12,988,440
TriState Capital Holdings Inc.(a)	310,007	9,380,812
Triumph Bancorp. Inc.(a)(b)	17,781	2,117,361
Trustmark Corp.	666,819	21,644,945
UMB Financial Corp.	473,738	50,268,339
United Bankshares Inc./WV	1,425,327	51,710,864
United Community Banks Inc./GA	910,351	32,718,015
Univest Financial Corp.	314,327	9,404,664
Valley National Bancorp.	4,315,428	59,337,135
Veritex Holdings Inc.	441,078	17,546,083
Washington Trust Bancorp. Inc.	190,507	10,738,880
WesBanco Inc.	663,426	23,213,276
West Bancorp. Inc.	150,499	4,676,004
Westamerica Bancorp.	272,218	15,715,145
		2,445,815,463
Beverages — 0.2%
Duckhorn Portfolio Inc. (The)(a)(b)	124,013	2,894,463
MGP Ingredients Inc.	23,999	2,039,675
NewAge Inc.(a)(b)	607,869	626,105
Primo Water Corp.	1,687,727	29,754,627
Zevia PBC, Class A(a)(b)	20,089	141,628
		35,456,498
Biotechnology — 5.4%
2seventy bio Inc.(a)	243,031	6,228,885
4D Molecular Therapeutics Inc.(a)	266,592	5,849,028
89bio Inc.(a)	109,373	1,429,505
Acumen Pharmaceuticals Inc.(a)(b)	38,897	262,944
Adagio Therapeutics Inc.(a)(b)	96,987	704,126
Adicet Bio Inc.(a)	226,311	3,958,179
Adverum Biotechnologies Inc.(a)(b)	935,571	1,646,605
Aeglea BioTherapeutics Inc.(a)	415,358	1,972,951
Aerovate Therapeutics Inc.(a)	48,216	568,467
Agios Pharmaceuticals Inc.(a)(b)	584,825	19,223,198

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Akebia Therapeutics Inc.(a)(b)	1,063,659	$2,403,869
Akero Therapeutics Inc.(a)	68,693	1,452,857
Akouos Inc.(a)(b)	261,159	2,219,852
Albireo Pharma Inc.(a)(b)	35,295	822,021
Allogene Therapeutics Inc.(a)(b)	435,971	6,504,687
Altimmune Inc.(a)(b)	422,645	3,871,428
AnaptysBio Inc.(a)	210,137	7,302,261
Anika Therapeutics Inc.(a)(b)	157,804	5,654,117
Annexon Inc.(a)(b)	337,768	3,880,954
Applied Therapeutics Inc.(a)(b)	46,433	415,575
AquaBounty Technologies Inc.(a)(b)	372,669	782,605
Arbutus Biopharma Corp.(a)	776,972	3,022,421
Arcturus Therapeutics Holdings Inc.(a)(b)	226,873	8,396,570
Arcus Biosciences Inc.(a)(b)	481,390	19,481,853
Arcutis Biotherapeutics Inc.(a)(b)	264,835	5,492,678
Ardelyx Inc.(a)(b)	220,248	242,273
Arena Pharmaceuticals Inc.(a)	599,620	55,728,683
Atara Biotherapeutics Inc.(a)	852,548	13,436,156
Athenex Inc.(a)(b)	385,437	524,194
Athersys Inc.(a)(b)	307,993	277,994
Atossa Therapeutics Inc.(a)(b)	1,172,676	1,876,282
Atreca Inc., Class A(a)(b)	275,911	836,010
Aura Biosciences Inc.(a)	18,600	315,828
Avalo Therapeutics Inc.(a)(b)	45,565	77,461
Avid Bioservices Inc.(a)(b)	40,512	1,182,140
Avidity Biosciences Inc.(a)	338,225	8,039,608
Avrobio Inc.(a)	400,846	1,543,257
BioCryst Pharmaceuticals Inc.(a)(b)	1,727,732	23,929,088
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	198,088	27,298,507
Black Diamond Therapeutics Inc.(a)(b)	245,324	1,307,577
Bluebird Bio Inc.(a)(b)	729,077	7,283,479
Blueprint Medicines Corp.(a)(b)	41,031	4,394,830
Bolt Biotherapeutics Inc.(a)(b)	251,591	1,232,796
Bridgebio Pharma Inc.(a)(b)	375,643	6,265,725
Brooklyn ImmunoTherapeutics Inc.(a)	32,251	134,487
Cardiff Oncology Inc.(a)(b)	404,195	2,429,212
Caribou Biosciences Inc.(a)(b)	93,479	1,410,598
Catalyst Pharmaceuticals Inc.(a)(b)	1,037,280	7,022,386
Celldex Therapeutics Inc.(a)	105,346	4,070,569
CEL-SCI Corp.(a)(b)	33,852	240,349
Century Therapeutics Inc.(a)(b)	48,340	766,672
ChemoCentryx Inc.(a)(b)	540,697	19,686,778
Chimerix Inc.(a)	234,494	1,507,796
Chinook Therapeutics Inc.(a)	415,515	6,777,050
Clene Inc.(a)(b)	77,492	317,717
Cogent Biosciences Inc.(a)	287,867	2,469,899
Crinetics Pharmaceuticals Inc.(a)	68,783	1,954,125
Cullinan Oncology Inc.(a)(b)	256,322	3,955,048
Curis Inc.(a)	119,426	568,468
Cyteir Therapeutics Inc.(a)(b)	33,410	379,872
Cytokinetics Inc.(a)	64,692	2,948,661
CytomX Therapeutics Inc.(a)(b)	104,142	450,935
Day One Biopharmaceuticals Inc.(a)(b)	52,572	885,838
Deciphera Pharmaceuticals Inc.(a)(b)	61,090	596,849
Design Therapeutics Inc.(a)(b)	123,383	2,641,630
Dyne Therapeutics Inc.(a)(b)	327,268	3,891,217
Eagle Pharmaceuticals Inc./DE(a)	64,593	3,289,076
Eiger BioPharmaceuticals Inc.(a)(b)	335,220	1,739,792
Eliem Therapeutics Inc.(a)(b)	29,099	304,376
Emergent BioSolutions Inc.(a)(b)	525,834	22,858,004
Security	Shares	Value

Biotechnology (continued)
Enanta Pharmaceuticals Inc.(a)	186,070	$13,914,315
Entrada Therapeutics Inc.(a)(b)	38,913	666,191
Erasca Inc.(a)(b)	89,399	1,392,836
Exagen Inc.(a)	70,863	824,137
FibroGen Inc.(a)(b)	83,680	1,179,888
Finch Therapeutics Group Inc.(a)(b)	77,687	774,539
Foghorn Therapeutics Inc.(a)	179,279	4,100,111
Forma Therapeutics Holdings Inc.(a)	362,355	5,152,688
Frequency Therapeutics Inc.(a)	325,597	1,670,313
G1 Therapeutics Inc.(a)(b)	177,105	1,808,242
Gemini Therapeutics Inc.(a)(b)	186,414	542,465
Generation Bio Co.(a)(b)	33,512	237,265
Geron Corp.(a)(b)	3,326,454	4,058,274
Gossamer Bio Inc.(a)(b)	672,100	7,601,451
Graphite Bio Inc.(a)	69,535	864,320
Gritstone bio Inc.(a)(b)	457,857	5,888,041
Homology Medicines Inc.(a)(b)	442,448	1,610,511
Hookipa Pharma Inc.(a)(b)	76,013	177,110
iBio Inc.(a)(b)	2,285,139	1,254,541
Icosavax Inc.(a)(b)	63,647	1,456,243
Ideaya Biosciences Inc.(a)	271,595	6,420,506
Imago Biosciences Inc.(a)(b)	47,438	1,124,755
Immuneering Corp., Class A(a)(b)	39,804	643,631
Immunic Inc.(a)(b)	192,384	1,841,115
ImmunityBio Inc.(a)(b)	644,208	3,916,785
ImmunoGen Inc.(a)(b)	980,917	7,278,404
Immunovant Inc.(a)	161,832	1,378,809
Impel Neuropharma Inc.(a)(b)	16,704	144,156
Infinity Pharmaceuticals Inc.(a)(b)	87,141	196,067
Inovio Pharmaceuticals Inc.(a)(b)	2,241,203	11,183,603
Inozyme Pharma Inc.(a)	146,806	1,001,217
Instil Bio Inc.(a)(b)	306,875	5,250,631
Invitae Corp.(a)(b)	1,601,850	24,460,249
iTeos Therapeutics Inc.(a)	215,694	10,042,713
IVERIC bio Inc.(a)(b)	985,253	16,473,430
Janux Therapeutics Inc.(a)(b)	60,325	1,190,212
Jounce Therapeutics Inc.(a)(b)	347,826	2,904,347
Kezar Life Sciences Inc.(a)	372,430	6,227,030
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	171,202	2,015,048
Kinnate Biopharma Inc.(a)	259,717	4,602,185
Kronos Bio Inc.(a)(b)	364,193	4,949,383
Krystal Biotech Inc.(a)	122,851	8,593,427
Kura Oncology Inc.(a)	685,382	9,595,348
Lexicon Pharmaceuticals Inc.(a)(b)	428,270	1,687,384
Ligand Pharmaceuticals Inc.(a)(b)	142,644	22,032,792
Lineage Cell Therapeutics Inc.(a)(b)	1,327,885	3,253,318
Lyell Immunopharma Inc.(a)(b)	117,777	911,594
MacroGenics Inc.(a)	49,164	789,082
Magenta Therapeutics Inc.(a)	18,622	82,495
MannKind Corp.(a)(b)	2,364,247	10,331,759
MeiraGTx Holdings PLC(a)	299,971	7,121,312
Mersana Therapeutics Inc.(a)(b)	237,918	1,479,850
MiMedx Group Inc.(a)	388,998	2,349,548
Mirum Pharmaceuticals Inc.(a)	16,918	269,842
Monte Rosa Therapeutics Inc.(a)(b)	58,340	1,191,303
Mustang Bio Inc.(a)(b)	745,971	1,238,312
Myriad Genetics Inc.(a)(b)	850,838	23,483,129
Neoleukin Therapeutics Inc.(a)	281,146	1,355,124
NexImmune Inc.(a)(b)	66,625	307,141
Nkarta Inc.(a)	155,423	2,385,743

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Nurix Therapeutics Inc.(a)	27,988	$810,253
Nuvalent Inc., Class A(a)(b)	46,162	878,924
Olema Pharmaceuticals Inc.(a)(b)	142,805	1,336,655
Omega Therapeutics Inc.(a)(b)	37,093	420,264
Oncocyte Corp.(a)(b)	188,427	408,887
Oncorus Inc.(a)	213,953	1,127,532
Oncternal Therapeutics Inc.(a)	469,277	1,065,259
OPKO Health Inc.(a)(b)	4,287,754	20,624,097
ORIC Pharmaceuticals Inc.(a)(b)	294,327	4,326,607
Oyster Point Pharma Inc.(a)(b)	108,666	1,984,241
Passage Bio Inc.(a)	406,390	2,580,576
Portage Biotech Inc.(a)	40,848	438,299
Poseida Therapeutics Inc.(a)(b)	301,702	2,054,591
Praxis Precision Medicines Inc.(a)(b)	331,570	6,531,929
Precigen Inc.(a)(b)	130,960	485,862
Prometheus Biosciences Inc.(a)(b)	281,242	11,120,309
Prothena Corp. PLC(a)	88,681	4,380,841
Pyxis Oncology Inc.(a)(b)	41,174	451,679
Rallybio Corp.(a)(b)	32,765	312,578
Recursion Pharmaceuticals Inc., Class A(a)(b)	404,118	6,922,541
REGENXBIO Inc.(a)	203,801	6,664,293
Relay Therapeutics Inc.(a)(b)	81,835	2,513,153
Reneo Pharmaceuticals Inc.(a)(b)	21,976	187,895
Replimune Group Inc.(a)	95,500	2,588,050
REVOLUTION Medicines Inc.(a)(b)	547,570	13,782,337
Rhythm Pharmaceuticals Inc.(a)	478,697	4,777,396
Sana Biotechnology Inc.(a)(b)	49,270	762,700
Sangamo Therapeutics Inc.(a)(b)	134,597	1,009,478
Scholar Rock Holding Corp.(a)(b)	46,448	1,153,768
Selecta Biosciences Inc.(a)	892,285	2,908,849
Sensei Biotherapeutics Inc.(a)	224,369	1,301,340
Shattuck Labs Inc.(a)	51,834	441,107
Sigilon Therapeutics Inc.(a)(b)	134,026	369,912
Silverback Therapeutics Inc.(a)(b)	216,772	1,443,702
Solid Biosciences Inc.(a)(b)	634,485	1,110,349
Sorrento Therapeutics Inc.(a)(b)	320,198	1,488,921
Spero Therapeutics Inc.(a)(b)	18,629	298,250
Spruce Biosciences Inc.(a)(b)	85,745	382,423
SQZ Biotechnologies Co.(a)	239,029	2,134,529
Surface Oncology Inc.(a)	374,617	1,790,669
Sutro Biopharma Inc.(a)	438,613	6,526,561
Syndax Pharmaceuticals Inc.(a)(b)	363,107	7,948,412
Syros Pharmaceuticals Inc.(a)(b)	320,667	1,045,374
Talaris Therapeutics Inc.(a)(b)	69,370	1,060,667
Taysha Gene Therapies Inc.(a)	41,966	488,904
TCR2 Therapeutics Inc.(a)	333,555	1,554,366
Tenaya Therapeutics Inc.(a)(b)	62,832	1,190,666
Tonix Pharmaceuticals Holding Corp.(a)	4,727,413	1,690,996
Travere Therapeutics Inc.(a)	589,749	18,305,809
Trevena Inc.(a)(b)	1,141,648	665,010
Turning Point Therapeutics Inc.(a)	439,149	20,947,407
Tyra Biosciences Inc.(a)(b)	51,319	722,058
UroGen Pharma Ltd.(a)(b)	54,373	517,087
Vanda Pharmaceuticals Inc.(a)	591,966	9,287,947
Vaxart Inc.(a)(b)	121,561	762,187
Vaxcyte Inc.(a)(b)	308,193	7,331,911
VBI Vaccines Inc.(a)	253,432	593,031
Vera Therapeutics Inc.(a)(b)	43,081	1,151,124
Veracyte Inc.(a)(b)	727,654	29,979,345
Verve Therapeutics Inc.(a)(b)	69,986	2,580,384
Security	Shares	Value

Biotechnology (continued)
Viking Therapeutics Inc.(a)(b)	748,496	$3,443,082
Viracta Therapeutics Inc.(a)	311,793	1,138,044
VistaGen Therapeutics Inc.(a)	314,731	613,725
Vor BioPharma Inc.(a)(b)	187,860	2,182,933
Werewolf Therapeutics Inc.(a)(b)	88,096	1,049,223
XBiotech Inc.	157,286	1,750,593
Xilio Therapeutics Inc.(a)	29,442	471,072
XOMA Corp.(a)(b)	55,143	1,149,732
		871,031,883
Building Products — 1.0%
American Woodmark Corp.(a)	179,565	11,707,638
Apogee Enterprises Inc.	267,446	12,877,525
Caesarstone Ltd.	242,195	2,746,491
Gibraltar Industries Inc.(a)	250,547	16,706,474
Griffon Corp.	498,158	14,187,540
Insteel Industries Inc.	180,897	7,201,510
JELD-WEN Holding Inc.(a)	584,624	15,410,689
PGT Innovations Inc.(a)	321,153	7,222,731
Quanex Building Products Corp.	356,409	8,831,815
Resideo Technologies Inc.(a)(b)	1,369,544	35,649,230
UFP Industries Inc.	62,039	5,708,208
View Inc.(a)(b)	1,474,668	5,765,952
Zurn Water Solutions Corp.	621,530	22,623,692
		166,639,495
Capital Markets — 1.3%
Assetmark Financial Holdings Inc.(a)	198,161	5,193,800
Associated Capital Group Inc., Class A	24,064	1,034,752
B. Riley Financial Inc.	218,661	19,430,217
BGC Partners Inc., Class A	3,401,174	15,815,459
Blucora Inc.(a)	328,637	5,691,993
Cowen Inc., Class A	284,102	10,256,082
Diamond Hill Investment Group Inc.	33,130	6,434,840
Donnelley Financial Solutions Inc.(a)	297,437	14,021,180
Federated Hermes Inc.	998,928	37,539,714
GCM Grosvenor Inc., Class A	56,196	590,058
Houlihan Lokey Inc.	71,035	7,353,543
Moelis & Co., Class A	297,379	18,589,162
Oppenheimer Holdings Inc., Class A, NVS	99,941	4,634,264
Piper Sandler Cos.	189,635	33,851,744
PJT Partners Inc., Class A	41,834	3,099,481
Sculptor Capital Management Inc.	239,295	5,108,948
StoneX Group Inc.(a)	165,317	10,125,666
Value Line Inc.	2,121	99,305
WisdomTree Investments Inc.	362,225	2,216,817
		201,087,025
Chemicals — 1.9%
AdvanSix Inc.	292,951	13,841,935
American Vanguard Corp.	234,955	3,850,912
Amyris Inc.(a)(b)	1,688,878	9,136,830
Avient Corp.	877,068	49,071,955
Chase Corp.	59,225	5,896,441
Ecovyst Inc.	557,938	5,713,285
Ferro Corp.(a)	146,442	3,196,829
FutureFuel Corp.	322,506	2,463,946
GCP Applied Technologies Inc.(a)(b)	529,308	16,757,891
Hawkins Inc.	69,176	2,728,993
HB Fuller Co.	459,908	37,252,548
Innospec Inc.	181,643	16,409,629
Intrepid Potash Inc.(a)(b)	107,385	4,588,561

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Koppers Holdings Inc.(a)	218,069	$6,825,560
Kraton Corp.(a)	337,088	15,613,916
Kronos Worldwide Inc.	205,429	3,083,489
Minerals Technologies Inc.(b)	356,350	26,067,002
Rayonier Advanced Materials Inc.(a)(b)	652,641	3,726,580
Sensient Technologies Corp.	219,667	21,979,880
Stepan Co.	209,793	26,075,172
Tredegar Corp.	58,415	690,465
Tronox Holdings PLC, Class A	1,228,843	29,529,097
Valhi Inc.	25,022	719,383
Zymergen Inc.(a)(b)	681,337	4,558,145
		309,778,444
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	727,023	29,698,890
ACCO Brands Corp.	1,003,148	8,286,002
Aris Water Solution Inc.(a)	113,893	1,474,914
Brady Corp., Class A, NVS	505,335	27,237,557
BrightView Holdings Inc.(a)(b)	439,903	6,193,834
Casella Waste Systems Inc., Class A(a)	40,781	3,483,513
CECO Environmental Corp.(a)(b)	334,819	2,085,922
CompX International Inc.	11,657	261,933
CoreCivic Inc.(a)	1,284,919	12,810,642
Deluxe Corp.	454,441	14,592,101
Ennis Inc.	273,246	5,336,494
Harsco Corp.(a)(b)	491,879	8,219,298
Healthcare Services Group Inc.	387,995	6,902,431
Heritage-Crystal Clean Inc.(a)(b)	102,950	3,296,459
Herman Miller Inc.	798,384	31,288,669
HNI Corp.	419,730	17,649,647
Interface Inc.	484,159	7,722,336
KAR Auction Services Inc.(a)	1,291,649	20,175,557
Kimball International Inc., Class B	390,600	3,995,838
Matthews International Corp., Class A	334,915	12,281,333
NL Industries Inc.	94,204	697,110
RR Donnelley & Sons Co.(a)	754,565	8,496,402
Steelcase Inc., Class A	938,806	11,002,806
Team Inc.(a)	286,506	312,292
U.S. Ecology Inc.(a)	299,507	9,566,254
UniFirst Corp./MA	161,684	34,018,314
VSE Corp.	113,678	6,927,537
		294,014,085
Communications Equipment — 0.7%
ADTRAN Inc.	490,971	11,208,868
Aviat Networks Inc.(a)(b)	94,251	3,023,572
Calix Inc.(a)	103,964	8,314,001
Comtech Telecommunications Corp.	278,677	6,601,858
Digi International Inc.(a)	359,893	8,842,571
DZS Inc.(a)	107,280	1,740,082
EMCORE Corp.(a)(b)	339,988	2,373,116
Harmonic Inc.(a)(b)	789,940	9,289,694
Inseego Corp.(a)(b)	721,731	4,207,692
KVH Industries Inc.(a)	161,522	1,484,387
NETGEAR Inc.(a)(b)	309,933	9,053,143
NetScout Systems Inc.(a)(b)	752,704	24,899,448
Plantronics Inc.(a)	263,622	7,734,670
Ribbon Communications Inc.(a)	758,635	4,589,742
Viavi Solutions Inc.(a)(b)	285,039	5,022,387
		108,385,231
Security	Shares	Value

Construction & Engineering — 1.8%
API Group Corp.(a)(b)	2,161,279	$55,696,160
Arcosa Inc.	520,315	27,420,601
Argan Inc.	162,006	6,268,012
Concrete Pumping Holdings Inc.(a)(b)	271,597	2,227,095
Dycom Industries Inc.(a)	58,314	5,467,521
EMCOR Group Inc.	514,380	65,526,868
Fluor Corp.(a)	1,524,072	37,751,263
Granite Construction Inc.	497,149	19,239,666
Great Lakes Dredge & Dock Corp.(a)(b)	699,010	10,988,437
Infrastructure and Energy Alternatives Inc.(a)(b)	171,770	1,580,284
INNOVATE Corp.(a)(b)	510,025	1,887,093
Matrix Service Co.(a)(b)	278,513	2,094,418
MYR Group Inc.(a)(b)	45,304	5,008,357
Northwest Pipe Co.(a)(b)	98,515	3,132,777
NV5 Global Inc.(a)(b)	106,687	14,735,608
Primoris Services Corp.	571,573	13,706,321
Sterling Construction Co. Inc.(a)	236,859	6,229,392
Tutor Perini Corp.(a)	440,118	5,444,260
		284,404,133
Construction Materials — 0.3%
Summit Materials Inc., Class A(a)(b)	1,274,830	51,171,676
United State Lime & Minerals Inc.	20,438	2,636,911
		53,808,587
Consumer Finance — 1.5%
Encore Capital Group Inc.(a)(b)	312,810	19,428,629
Enova International Inc.(a)	390,706	16,003,318
EZCORP Inc., Class A, NVS(a)	531,480	3,917,008
FirstCash Holdings Inc.	397,962	29,771,537
Green Dot Corp., Class A(a)	512,142	18,560,026
LendingClub Corp.(a)	1,064,557	25,740,988
Navient Corp.	1,699,201	36,057,045
Nelnet Inc., Class A	181,025	17,682,522
Oportun Financial Corp.(a)	223,517	4,526,219
PRA Group Inc.(a)(b)	463,898	23,292,319
PROG Holdings Inc.	588,191	26,533,296
Regional Management Corp.	51,151	2,939,136
World Acceptance Corp.(a)(b)	46,602	11,437,529
		235,889,572
Containers & Packaging — 0.4%
Greif Inc., Class A, NVS	233,863	14,118,309
Greif Inc., Class B	58,113	3,473,995
Myers Industries Inc.	204,790	4,097,848
Pactiv Evergreen Inc.	464,882	5,894,704
Ranpak Holdings Corp.(a)(b)	338,596	12,724,438
TriMas Corp.	468,098	17,319,626
UFP Technologies Inc.(a)(b)	67,319	4,729,833
		62,358,753
Diversified Consumer Services — 1.0%
2U Inc.(a)(b)	119,598	2,400,332
Adtalem Global Education Inc.(a)(b)	535,857	15,839,933
American Public Education Inc.(a)(b)	195,738	4,355,170
Carriage Services Inc.	133,024	8,572,067
Coursera Inc.(a)(b)	781,636	19,103,184
European Wax Center Inc., Class A(a)(b)	72,099	2,188,205
Graham Holdings Co., Class B	40,960	25,797,837
Houghton Mifflin Harcourt Co.(a)	88,172	1,419,569
Laureate Education Inc., Class A	1,073,988	13,145,613
OneSpaWorld Holdings Ltd.(a)	284,246	2,848,145
Perdoceo Education Corp.(a)	738,480	8,684,525

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
PowerSchool Holdings Inc., Class A(a)(b)	468,508	$7,716,327
Regis Corp.(a)(b)	32,317	56,232
StoneMor Inc.(a)(b)	294,691	671,895
Strategic Education Inc.	261,175	15,106,362
Stride Inc.(a)(b)	419,958	13,997,200
Udemy Inc., NVS(a)(b)	118,720	2,319,789
Vivint Smart Home Inc.(a)(b)	729,622	7,135,703
WW International Inc.(a)(b)	391,473	6,314,459
		157,672,547
Diversified Financial Services — 0.3%
Alerus Financial Corp.	169,267	4,956,137
A-Mark Precious Metals Inc.	97,439	5,953,523
Banco Latinoamericano de Comercio Exterior SA,
Class E	333,332	5,533,311
Cannae Holdings Inc.(a)(b)	908,452	31,932,088
Marlin Business Services Corp.	89,367	2,080,464
		50,455,523
Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)(b)	86,059	5,056,827
ATN International Inc.	118,799	4,746,020
Consolidated Communications Holdings Inc.(a)	784,377	5,867,140
EchoStar Corp., Class A(a)(b)	401,218	10,572,094
Globalstar Inc.(a)(b)	817,751	948,591
IDT Corp., Class B(a)(b)	54,556	2,409,193
Iridium Communications Inc.(a)	310,553	12,822,733
Liberty Latin America Ltd., Class A(a)	461,568	5,381,883
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,632,506	18,610,568
Ooma Inc.(a)(b)	96,340	1,969,190
Radius Global Infrastructure Inc., Class A(a)(b)	637,595	10,265,280
		78,649,519
Electric Utilities — 1.2%
ALLETE Inc.	563,620	37,396,187
MGE Energy Inc.	391,740	32,220,615
Otter Tail Corp.	443,611	31,682,697
PNM Resources Inc.	922,538	42,076,958
Portland General Electric Co.	976,365	51,669,236
Via Renewables Inc.	474	5,418
		195,051,111
Electrical Equipment — 0.8%
Advent Technologies Holdings Inc.(a)(b)	37,213	260,863
Allied Motion Technologies Inc.	9,228	336,730
American Superconductor Corp.(a)(b)	299,286	3,256,232
Array Technologies Inc.(a)(b)	1,048,087	16,444,485
AZZ Inc.	266,425	14,730,638
Babcock & Wilcox Enterprises Inc.(a)	413,803	3,732,503
Beam Global(a)(b)	12,509	232,667
Encore Wire Corp.(b)	212,032	30,341,779
EnerSys	412,467	32,609,641
FuelCell Energy Inc.(a)(b)	908,810	4,725,812
GrafTech International Ltd.	244,357	2,890,743
Powell Industries Inc.	98,348	2,900,283
Preformed Line Products Co.	31,478	2,036,627
Romeo Power Inc.(a)(b)	276,694	1,009,933
Thermon Group Holdings Inc.(a)(b)	353,053	5,977,187
		121,486,123
Electronic Equipment, Instruments & Components — 1.8%
Aeva Technologies Inc.(a)(b)	1,147,563	8,675,576
Belden Inc.	477,459	31,383,380
Benchmark Electronics Inc.	376,361	10,199,383
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CTS Corp.	268,807	$9,870,593
Daktronics Inc.(a)	407,833	2,059,557
ePlus Inc.(a)	286,106	15,415,391
Fabrinet(a)(b)	55,467	6,571,176
FARO Technologies Inc.(a)	97,756	6,844,875
Identiv Inc.(a)(b)	18,141	510,488
II-VI Inc.(a)(b)	80,759	5,518,263
Insight Enterprises Inc.(a)(b)	243,428	25,949,425
Itron Inc.(a)(b)	86,952	5,957,951
Kimball Electronics Inc.(a)(b)	245,275	5,337,184
Knowles Corp.(a)(b)	955,398	22,308,543
Methode Electronics Inc.	407,971	20,059,934
OSI Systems Inc.(a)	162,352	15,131,206
PC Connection Inc.	117,718	5,077,177
Plexus Corp.(a)(b)	34,256	3,284,808
Rogers Corp.(a)	24,284	6,629,532
Sanmina Corp.(a)	680,274	28,204,160
ScanSource Inc.(a)	270,058	9,473,635
TTM Technologies Inc.(a)	1,113,890	16,596,961
Vishay Intertechnology Inc.	1,229,739	26,894,392
Vishay Precision Group Inc.(a)(b)	130,894	4,858,785
		292,812,375
Energy Equipment & Services — 1.2%
Archrock Inc.	1,447,454	10,826,956
Bristow Group Inc.(a)	256,106	8,110,877
ChampionX Corp.(a)	1,797,438	36,326,222
Dril-Quip Inc.(a)	376,264	7,404,876
Expro Group Holdings NV(a)(b)	433,052	6,214,296
FTS International Inc., Class A(a)	96,634	2,536,643
Helix Energy Solutions Group Inc.(a)(b)	1,539,239	4,802,426
Helmerich & Payne Inc.	1,132,552	26,841,482
Liberty Oilfield Services Inc., Class A(a)	640,202	6,209,959
Nabors Industries Ltd.(a)	76,011	6,163,732
National Energy Services Reunited Corp.(a)(b)	409,119	3,866,175
Newpark Resources Inc.(a)	961,642	2,827,227
NexTier Oilfield Solutions Inc.(a)(b)	1,669,219	5,925,727
Oceaneering International Inc.(a)	1,070,377	12,105,964
Oil States International Inc.(a)(b)	651,166	3,236,295
Patterson-UTI Energy Inc.	2,002,287	16,919,325
ProPetro Holding Corp.(a)(b)	916,521	7,423,820
RPC Inc.(a)	720,441	3,270,802
Select Energy Services Inc., Class A(a)(b)	672,927	4,192,335
Solaris Oilfield Infrastructure Inc., Class A	244,152	1,599,196
TETRA Technologies Inc.(a)	312,627	887,861
Tidewater Inc.(a)(b)	446,866	4,785,935
U.S. Silica Holdings Inc.(a)	787,451	7,402,039
		189,880,170
Entertainment — 1.4%
AMC Entertainment Holdings Inc., Class A(a)(b)	5,536,767	150,600,062
Chicken Soup For The Soul Entertainment Inc.(a)(b)	58,469	809,211
Cinemark Holdings Inc.(a)	203,341	3,277,857
CuriosityStream Inc.(a)(b)	226,436	1,342,766
Eros STX Global Corp.(a)(b)	3,435,713	823,540
IMAX Corp.(a)	484,418	8,642,017
Lions Gate Entertainment Corp., Class A(a)(b)	628,631	10,460,420
Lions Gate Entertainment Corp., Class B, NVS(a)	1,262,796	19,434,431
Madison Square Garden Entertainment Corp.(a)(b)	280,326	19,718,131
Marcus Corp. (The)(a)	248,620	4,440,353
		219,548,788

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 11.0%
Acadia Realty Trust.	927,913	$20,256,341
Agree Realty Corp.	738,462	52,696,648
Alexander & Baldwin Inc.	779,984	19,569,799
American Assets Trust Inc.	540,443	20,282,826
American Finance Trust Inc.	1,249,072	11,404,027
Apartment Investment & Management Co., Class A(a)	1,618,738	12,496,657
Apple Hospitality REIT Inc.	2,312,898	37,353,303
Armada Hoffler Properties Inc.	639,537	9,733,753
Ashford Hospitality Trust Inc.(a)(b)	191,112	1,834,675
Braemar Hotels & Resorts Inc.(a)	594,357	3,031,221
Brandywine Realty Trust	1,826,840	24,516,193
Broadstone Net Lease Inc.	1,688,059	41,897,624
BRT Apartments Corp.	126,744	3,040,589
CareTrust REIT Inc.	1,030,548	23,527,411
CatchMark Timber Trust Inc., Class A	161,744	1,408,790
Centerspace	152,401	16,901,271
Chatham Lodging Trust(a)	515,080	7,066,898
City Office REIT Inc.	458,266	9,037,006
Clipper Realty Inc.	31,492	313,030
Community Healthcare Trust Inc.	91,606	4,330,216
CorePoint Lodging Inc.(a)	429,495	6,743,072
Corporate Office Properties Trust.	1,216,440	34,023,827
CTO Realty Growth Inc.	62,886	3,862,458
DiamondRock Hospitality Co.(a)	2,244,572	21,570,337
DigitalBridge Group Inc.(a)	5,213,116	43,425,256
Diversified Healthcare Trust	2,572,183	7,948,045
Easterly Government Properties Inc.	929,607	21,306,592
Empire State Realty Trust Inc., Class A	1,533,864	13,651,390
Equity Commonwealth(a)	1,269,778	32,887,250
Essential Properties Realty Trust Inc.	1,300,888	37,504,601
Farmland Partners Inc.	306,802	3,666,284
Four Corners Property Trust Inc.	828,765	24,373,979
Franklin Street Properties Corp., Class C	1,104,182	6,569,883
GEO Group Inc. (The)	1,218,065	9,440,004
Getty Realty Corp.	429,757	13,790,902
Gladstone Commercial Corp.	284,109	7,321,489
Gladstone Land Corp.	134,521	4,541,429
Global Medical REIT Inc.	636,888	11,304,762
Global Net Lease Inc.	1,105,428	16,890,940
Healthcare Realty Trust Inc.	1,585,829	50,175,630
Hersha Hospitality Trust(a)	355,095	3,256,221
Independence Realty Trust Inc.	1,132,212	29,245,036
Indus Realty Trust Inc.	12,613	1,022,410
Industrial Logistics Properties Trust.	699,804	17,530,090
Innovative Industrial Properties Inc.	122,311	32,156,785
iStar Inc.	722,094	18,651,688
Kite Realty Group Trust	2,335,300	50,862,834
Lexington Realty Trust	2,989,708	46,699,239
LTC Properties Inc.	414,655	14,156,322
Macerich Co. (The)	2,302,723	39,791,053
Monmouth Real Estate Investment Corp.	875,118	18,386,229
National Health Investors Inc.	470,558	27,042,968
NETSTREIT Corp.	422,036	9,664,624
NexPoint Residential Trust Inc.	193,031	16,181,789
Office Properties Income Trust	512,289	12,725,259
One Liberty Properties Inc.	174,542	6,157,842
Outfront Media Inc.	1,258,420	33,750,824
Paramount Group Inc.	2,018,839	16,837,117
Pebblebrook Hotel Trust(b)	1,401,677	31,355,514
Phillips Edison & Co. Inc.	175,679	5,804,434
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Physicians Realty Trust	2,357,737	$44,396,188
Piedmont Office Realty Trust Inc., Class A	1,330,076	24,446,797
Plymouth Industrial REIT Inc.	334,776	10,712,832
Postal Realty Trust Inc., Class A	129,725	2,568,555
PotlatchDeltic Corp.	708,192	42,647,322
Preferred Apartment Communities Inc.	553,624	9,998,449
PS Business Parks Inc.	33,697	6,205,976
Retail Opportunity Investments Corp.	1,274,752	24,985,139
Retail Value Inc.	192,583	1,236,383
RLJ Lodging Trust	1,781,198	24,812,088
RPT Realty.	889,538	11,902,018
Ryman Hospitality Properties Inc.(a)(b)	47,982	4,412,425
Sabra Health Care REIT Inc.	2,446,101	33,120,208
Safehold Inc.	72,408	5,781,779
Saul Centers Inc.	8,886	471,136
Seritage Growth Properties, Class A(a)	398,913	5,293,576
Service Properties Trust	1,753,840	15,416,254
SITE Centers Corp.	1,871,269	29,622,188
STAG Industrial Inc.	1,885,316	90,419,755
Summit Hotel Properties Inc.(a)	1,115,734	10,889,564
Sunstone Hotel Investors Inc.(a)	2,339,195	27,438,757
Tanger Factory Outlet Centers Inc.	793,518	15,299,027
Terreno Realty Corp.	789,986	67,377,906
UMH Properties Inc.	64,464	1,761,801
Uniti Group Inc.	2,110,916	29,573,933
Universal Health Realty Income Trust.	10,053	597,852
Urban Edge Properties	1,242,128	23,600,432
Urstadt Biddle Properties Inc., Class A	322,945	6,878,729
Veris Residential Inc.(a)	949,340	17,448,869
Washington REIT	913,487	23,613,639
Whitestone REIT	483,733	4,900,215
Xenia Hotels & Resorts Inc.(a)	1,232,837	22,326,678
		1,763,131,156
Food & Staples Retailing — 1.0%
Andersons Inc. (The)	201,769	7,810,478
BJ's Wholesale Club Holdings Inc.(a)(b)	374,976	25,112,143
Chefs' Warehouse Inc. (The)(a)(b)	317,362	10,568,154
HF Foods Group Inc.(a)(b)	392,358	3,319,348
Ingles Markets Inc., Class A	151,761	13,103,045
Natural Grocers by Vitamin Cottage Inc.	95,999	1,367,986
Performance Food Group Co.(a)(b)	144,716	6,641,017
PriceSmart Inc.	234,016	17,122,951
Rite Aid Corp.(a)(b)	589,536	8,660,284
SpartanNash Co.	390,005	10,046,529
Sprouts Farmers Market Inc.(a)(b)	668,866	19,851,943
United Natural Foods Inc.(a)	561,172	27,542,322
Village Super Market Inc., Class A	93,886	2,195,993
Weis Markets Inc.	178,232	11,741,924
		165,084,117
Food Products — 1.1%
B&G Foods Inc.(b)	686,849	21,106,870
Cal-Maine Foods Inc.	441,064	16,314,957
Fresh Del Monte Produce Inc.	360,670	9,954,492
Hostess Brands Inc.(a)	1,469,302	30,003,147
John B Sanfilippo & Son Inc.	31,459	2,836,344
Laird Superfood Inc.(a)(b)	15,417	201,038
Lancaster Colony Corp.	24,718	4,093,301
Landec Corp.(a)(b)	282,774	3,138,791
Limoneira Co.	132,367	1,985,505
Mission Produce Inc.(a)	353,926	5,556,638

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Sanderson Farms Inc.	31,816	$6,079,401
Seneca Foods Corp., Class A(a)	65,896	3,159,713
Simply Good Foods Co. (The)(a)(b)	862,781	35,865,806
Sovos Brands Inc.(a)(b)	153,182	2,305,389
Tootsie Roll Industries Inc.(b)	162,443	5,885,310
TreeHouse Foods Inc.(a)(b)	557,119	22,580,033
Vita Coco Co. Inc. (The)(a)(b)	27,639	308,728
Whole Earth Brands Inc.(a)	403,909	4,337,983
		175,713,446
Gas Utilities — 1.8%
Brookfield Infrastructure Corp., Class A	662,923	45,251,124
Chesapeake Utilities Corp.	183,829	26,804,107
New Jersey Resources Corp.	1,036,829	42,572,199
Northwest Natural Holding Co.	328,430	16,020,815
ONE Gas Inc.	565,887	43,907,172
South Jersey Industries Inc.	1,104,800	28,857,376
Southwest Gas Holdings Inc.	649,145	45,472,607
Spire Inc.	547,122	35,683,297
		284,568,697
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings Inc.(a)(b)	60,975	696,944
AngioDynamics Inc.(a)(b)	399,564	11,019,975
Asensus Surgical Inc.(a)(b)	1,782,409	1,978,474
Avanos Medical Inc.(a)	516,136	17,894,435
Bioventus Inc., Class A(a)(b)	83,073	1,203,728
CryoLife Inc.(a)	49,402	1,005,331
Cue Health Inc.(a)	61,124	819,673
CVRx Inc.(a)	12,674	155,003
DarioHealth Corp.(a)(b)	151,002	1,958,496
Haemonetics Corp.(a)	171,571	9,100,126
Integer Holdings Corp.(a)	352,281	30,151,731
Invacare Corp.(a)	364,709	992,008
Lantheus Holdings Inc.(a)(b)	620,786	17,934,508
LivaNova PLC(a)(b)	113,754	9,945,512
Lucid Diagnostics Inc.(a)(b)	26,971	144,834
Meridian Bioscience Inc.(a)	410,322	8,370,569
Merit Medical Systems Inc.(a)	61,556	3,834,939
Mesa Laboratories Inc.(b)	53,125	17,429,781
Natus Medical Inc.(a)(b)	364,361	8,646,287
Neogen Corp.(a)	72,695	3,301,080
Neuronetics Inc.(a)(b)	24,787	110,550
OraSure Technologies Inc.(a)	775,334	6,737,652
Orthofix Medical Inc.(a)	200,523	6,234,260
Paragon 28 Inc.(a)	13,936	246,528
PROCEPT BioRobotics Corp.(a)	12,249	306,347
RxSight Inc.(a)(b)	11,618	130,702
SeaSpine Holdings Corp.(a)	174,314	2,374,157
Sientra Inc.(a)(b)	81,865	300,445
Sight Sciences Inc.(a)(b)	19,188	337,133
Talis Biomedical Corp.(a)(b)	150,727	604,415
Utah Medical Products Inc.	32,286	3,228,600
Varex Imaging Corp.(a)	354,482	11,183,907
		178,378,130
Health Care Providers & Services — 2.0%
AdaptHealth Corp.(a)(b)	771,322	18,866,536
Addus HomeCare Corp.(a)	95,485	8,928,802
AirSculpt Technologies Inc.(a)	13,141	225,894
Apria Inc.(a)	107,377	3,500,490
Brookdale Senior Living Inc.(a)	1,996,049	10,299,613
Security	Shares	Value

Health Care Providers & Services (continued)
Castle Biosciences Inc.(a)(b)	18,504	$793,266
Community Health Systems Inc.(a)	175,670	2,338,168
Covetrus Inc.(a)	1,110,568	22,178,043
Cross Country Healthcare Inc.(a)	335,575	9,315,562
Fulgent Genetics Inc.(a)(b)	196,320	19,747,829
LifeStance Health Group Inc.(a)(b)	186,185	1,772,481
Magellan Health Inc.(a)	254,023	24,129,645
MEDNAX Inc.(a)(b)	383,438	10,433,348
ModivCare Inc.(a)(b)	89,342	13,248,525
National HealthCare Corp.	133,239	9,052,258
Option Care Health Inc.(a)(b)	1,701,765	48,398,197
Owens & Minor Inc.(b)	133,329	5,799,812
Patterson Companies Inc.	691,208	20,286,955
SOC Telemed Inc.(a)	155,206	198,664
Tenet Healthcare Corp.(a)(b)	1,003,835	82,003,281
Tivity Health Inc.(a)(b)	195,107	5,158,629
Triple-S Management Corp.(a)	243,086	8,673,308
Viemed Healthcare Inc.(a)	306,574	1,600,316
		326,949,622
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)(b)	1,305,188	24,080,719
American Well Corp., Class A(a)(b)	1,967,069	11,881,097
Castlight Health Inc., Class B(a)	1,283,382	1,976,408
Computer Programs & Systems Inc.(a)	150,937	4,422,454
Convey Holding Parent Inc.(a)(b)	39,408	329,451
Evolent Health Inc., Class A(a)(b)	683,114	18,901,764
Forian Inc.(a)	15,750	142,065
HealthStream Inc.(a)	272,680	7,187,845
Multiplan Corp.(a)(b)	3,436,078	15,221,825
NantHealth Inc.(a)(b)	94,828	100,044
NextGen Healthcare Inc.(a)	607,188	10,801,874
		95,045,546
Hotels, Restaurants & Leisure — 0.5%
Biglari Holdings Inc., Class B, NVS(a)(b)	8,745	1,246,775
BJ's Restaurants Inc.(a)	19,174	662,462
Bluegreen Vacations Holding Corp.(a)	143,819	5,048,047
Carrols Restaurant Group Inc.	360,198	1,066,186
Chuy's Holdings Inc.(a)	116,512	3,509,341
Dave & Buster's Entertainment Inc.(a)	250,121	9,604,646
Del Taco Restaurants Inc.	313,374	3,901,506
Denny's Corp.(a)(b)	162,552	2,600,832
Drive Shack Inc.(a)(b)	489,658	700,211
El Pollo Loco Holdings Inc.(a)(b)	204,272	2,898,620
F45 Training Holdings Inc.(a)(b)	87,049	947,964
Fiesta Restaurant Group Inc.(a)(b)	190,027	2,092,197
First Watch Restaurant Group Inc.(a)	28,781	482,370
GAN Ltd.(a)(b)	384,578	3,534,272
Hall of Fame Resort & Entertainment Co.(a)(b)	584,521	888,472
Jack in the Box Inc.	204,362	17,877,588
Krispy Kreme Inc.(b)	73,406	1,388,841
Life Time Group Holdings Inc.(a)(b)	181,589	3,125,147
Monarch Casino & Resort Inc.(a)(b)	26,846	1,985,262
Nathan's Famous Inc.	10,427	608,832
Portillo's Inc., Class A(a)(b)	73,909	2,774,544
SeaWorld Entertainment Inc.(a)(b)	249,688	16,194,764
Target Hospitality Corp.(a)(b)	80,642	287,085
Xponential Fitness Inc., Class A(a)(b)	46,657	953,669
		84,379,633

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 1.8%
Bassett Furniture Industries Inc.	100,147	$1,679,465
Beazer Homes USA Inc.(a)(b)	307,938	7,150,320
Cavco Industries Inc.(a)	28,659	9,103,531
Century Communities Inc.	114,198	9,340,254
Ethan Allen Interiors Inc.	242,390	6,372,433
Flexsteel Industries Inc.	71,578	1,922,585
Green Brick Partners Inc.(a)	236,345	7,168,344
Hamilton Beach Brands Holding Co., Class A	47,499	682,086
Hooker Furniture Corp.	119,156	2,773,952
Hovnanian Enterprises Inc., Class A(a)	55,312	7,040,664
iRobot Corp.(a)(b)	25,511	1,680,665
KB Home	703,421	31,464,021
Landsea Homes Corp.(a)	87,086	637,469
La-Z-Boy Inc.	471,331	17,114,029
Legacy Housing Corp.(a)	87,804	2,324,172
Lifetime Brands Inc.	133,201	2,127,220
M/I Homes Inc.(a)	305,970	19,025,215
MDC Holdings Inc.	446,637	24,935,744
Meritage Homes Corp.(a)	373,510	45,590,631
Snap One Holdings Corp.(a)(b)	76,570	1,614,096
Taylor Morrison Home Corp.(a)(b)	1,130,467	39,521,126
Traeger Inc.(a)(b)	164,104	1,995,505
TRI Pointe Homes Inc.(a)	1,107,576	30,890,295
Tupperware Brands Corp.(a)(b)	531,377	8,124,754
Universal Electronics Inc.(a)	135,270	5,512,252
VOXX International Corp.(a)(b)	167,219	1,700,617
Weber Inc., Class A(b)	124,647	1,611,686
		289,103,131
Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	66,062	3,476,843
Central Garden & Pet Co., Class A, NVS(a)	269,500	12,895,575
Oil-Dri Corp. of America	56,732	1,856,838
		18,229,256
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy Inc., Class A	289,851	9,704,212
Clearway Energy Inc., Class C	656,024	23,636,545
Ormat Technologies Inc.(b)	486,548	38,583,256
Sunnova Energy International Inc.(a)(b)	791,209	22,090,555
		94,014,568
Insurance — 2.6%
Ambac Financial Group Inc.(a)(b)	487,785	7,828,949
American Equity Investment Life Holding Co.	891,649	34,702,979
American National Group Inc.	80,368	15,176,693
AMERISAFE Inc.	213,343	11,484,254
Argo Group International Holdings Ltd.	342,634	19,910,462
Bright Health Group Inc.(a)	175,394	603,355
Citizens Inc./TX(a)(b)	548,119	2,910,512
CNO Financial Group Inc.	1,348,378	32,145,331
Crawford & Co., Class A, NVS	202,681	1,518,081
Donegal Group Inc., Class A	166,780	2,383,286
eHealth Inc.(a)(b)	187,085	4,770,667
Employers Holdings Inc.	285,549	11,816,018
Enstar Group Ltd.(a)	133,397	33,027,763
Genworth Financial Inc., Class A(a)	5,458,074	22,105,200
Goosehead Insurance Inc., Class A	163,619	21,283,560
Greenlight Capital Re Ltd., Class A(a)	295,462	2,316,422
HCI Group Inc.	62,581	5,228,017
Heritage Insurance Holdings Inc.	284,073	1,670,349
Horace Mann Educators Corp.	426,627	16,510,465
Security	Shares	Value

Insurance (continued)
Independence Holding Co.	46,590	$2,640,721
Investors Title Co.	11,705	2,307,641
James River Group Holdings Ltd.	327,903	9,446,885
Maiden Holdings Ltd.(a)	721,510	2,207,821
MBIA Inc.(a)(b)	509,257	8,041,168
MetroMile Inc.(a)(b)	1,016,522	2,226,183
National Western Life Group Inc., Class A(b)	28,050	6,015,042
NI Holdings Inc.(a)	109,191	2,064,802
ProAssurance Corp.	555,987	14,066,471
RLI Corp.	35,717	4,003,876
Safety Insurance Group Inc.	155,313	13,206,264
Selective Insurance Group Inc.	643,056	52,692,009
SiriusPoint Ltd.(a)(b)	943,206	7,668,265
State Auto Financial Corp.	192,680	9,959,629
Stewart Information Services Corp.	271,872	21,676,355
Tiptree Inc.	255,115	3,528,240
Trean Insurance Group Inc.(a)	180,856	1,611,427
United Fire Group Inc.	229,806	5,329,201
United Insurance Holdings Corp.	233,258	1,012,340
Universal Insurance Holdings Inc.	287,457	4,886,769
		421,983,472
Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	641,839	10,327,190
Liberty TripAdvisor Holdings Inc., Class A(a)	195,144	423,462
MediaAlpha Inc., Class A(a)(b)	19,971	308,352
Outbrain Inc.(a)	43,090	603,260
TrueCar Inc.(a)(b)	1,022,127	3,475,232
Yelp Inc.(a)	56,440	2,045,386
		17,182,882
Internet & Direct Marketing Retail — 0.1%
1stdibs.com Inc.(a)(b)	13,014	162,805
aka Brands Holding Corp.(a)(b)	36,728	339,734
Groupon Inc.(a)(b)	37,091	859,027
Lands' End Inc.(a)(b)	157,663	3,094,925
Lulu's Fashion Lounge Holdings Inc.(a)	20,848	213,275
PetMed Express Inc.	31,992	808,118
Rent the Runway Inc.(a)	63,347	516,278
Revolve Group Inc.(a)	145,269	8,140,875
Xometry Inc., Class A(a)	18,263	935,979
		15,071,016
IT Services — 0.6%
Cass Information Systems Inc.	124,635	4,900,648
Conduent Inc.(a)	1,797,129	9,596,669
CSG Systems International Inc.	185,751	10,702,972
DigitalOcean Holdings Inc.(a)(b)	30,706	2,466,613
Flywire Corp.(a)(b)	106,868	4,067,396
Hackett Group Inc. (The)	16,162	331,806
Limelight Networks Inc.(a)(b)	1,315,753	4,513,033
LiveRamp Holdings Inc.(a)(b)	709,484	34,019,758
MoneyGram International Inc.(a)	977,323	7,711,078
Rackspace Technology Inc.(a)(b)	167,173	2,251,820
Remitly Global Inc.(a)	19,974	411,864
Repay Holdings Corp.(a)(b)	524,229	9,577,664
StarTek Inc.(a)(b)	188,485	983,892
Unisys Corp.(a)(b)	146,951	3,022,782
		94,557,995
Leisure Products — 0.6%
Acushnet Holdings Corp.	260,915	13,849,368
American Outdoor Brands Inc.(a)	151,399	3,017,382

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Callaway Golf Co.(a)	1,248,116	$34,248,303
Escalade Inc.	84,816	1,339,245
Genius Brands International Inc.(a)(b)	3,008,527	3,158,953
Johnson Outdoors Inc., Class A	21,855	2,047,595
Nautilus Inc.(a)(b)	236,631	1,450,548
Solo Brands Inc., Class A(a)	50,193	784,517
Sturm Ruger & Co. Inc.	12,064	820,593
Vista Outdoor Inc.(a)(b)	616,926	28,421,781
		89,138,285
Life Sciences Tools & Services — 0.3%
Absci Corp.(a)(b)	57,685	473,017
Alpha Teknova Inc.(a)(b)	32,339	662,303
Codex DNA Inc.(a)(b)	39,376	425,261
Contra Aduro Biotech I(a)(c)	19,180	57,540
Cytek Biosciences Inc.(a)(b)	34,473	562,599
Fluidigm Corp.(a)	735,058	2,881,427
Harvard Bioscience Inc.(a)	64,072	451,708
IsoPlexis Corp, NVS(a)	47,743	438,758
MaxCyte Inc.(a)(b)	416,908	4,248,293
NanoString Technologies Inc.(a)(b)	40,069	1,692,114
Pacific Biosciences of California Inc.(a)(b)	1,139,032	23,304,595
Personalis Inc.(a)(b)	359,179	5,125,484
Rapid Micro Biosystems Inc., Cass A(a)	31,227	332,255
Seer Inc., Class A(a)(b)	273,526	6,239,128
Singular Genomics Systems Inc.(a)	45,415	524,997
		47,419,479
Machinery — 3.4%
AgEagle Aerial Systems Inc.(a)	253,951	398,703
Alamo Group Inc.	11,755	1,730,101
Albany International Corp., Class A	263,834	23,336,117
Altra Industrial Motion Corp.	695,512	35,867,554
Astec Industries Inc.	242,464	16,795,481
Barnes Group Inc.	507,691	23,653,324
Blue Bird Corp.(a)(b)	87,047	1,361,415
Chart Industries Inc.(a)(b)	156,517	24,962,896
Columbus McKinnon Corp./NY(b)	298,587	13,812,635
Commercial Vehicle Group Inc.(a)	220,516	1,777,359
Desktop Metal Inc., Class A(a)	720,970	3,568,802
EnPro Industries Inc.	220,854	24,309,400
ESCO Technologies Inc.	251,410	22,624,386
Gorman-Rupp Co. (The)(b)	196,745	8,764,990
Greenbrier Companies Inc. (The)	343,144	15,746,878
Hillenbrand Inc.	353,427	18,374,670
Hyliion Holdings Corp.(a)(b)	1,004,867	6,230,175
Hyster-Yale Materials Handling Inc.	108,290	4,450,719
Ideanomics Inc.(a)(b)	4,708,417	5,650,100
Kennametal Inc.	895,368	32,152,665
Lindsay Corp.	11,455	1,741,160
Luxfer Holdings PLC.	169,165	3,266,576
Manitowoc Co. Inc. (The)(a)(b)	373,667	6,946,470
Mayville Engineering Co. Inc.(a)	97,212	1,449,431
Meritor Inc.(a)	108,498	2,688,580
Miller Industries Inc./TN.	111,120	3,711,408
Mueller Industries Inc.	369,380	21,926,397
Mueller Water Products Inc., Class A	1,570,161	22,610,318
NN Inc.(a)(b)	456,905	1,873,311
Park-Ohio Holdings Corp.	91,473	1,936,483
Proto Labs Inc.(a)(b)	250,400	12,858,040
RBC Bearings Inc.(a)(b)	257,496	52,006,467
REV Group Inc.	260,413	3,684,844
Security	Shares	Value

Machinery (continued)
SPX Corp.(a)	78,442	$4,681,419
SPX FLOW Inc.	409,091	35,378,190
Standex International Corp.	128,011	14,165,697
Titan International Inc.(a)	458,912	5,029,676
Trinity Industries Inc.	828,592	25,023,478
Wabash National Corp.	486,743	9,501,223
Watts Water Technologies Inc., Class A	131,355	25,505,200
		541,552,738
Marine — 0.4%
Costamare Inc.	565,764	7,156,915
Eagle Bulk Shipping Inc.	94,271	4,289,330
Genco Shipping & Trading Ltd.	350,686	5,610,976
Matson Inc.	446,645	40,211,449
Safe Bulkers Inc.(a)(b)	659,083	2,484,743
		59,753,413
Media — 1.3%
Advantage Solutions Inc.(a)(b)	825,480	6,620,350
AMC Networks Inc., Class A(a)(b)	152,237	5,243,042
Boston Omaha Corp., Class A(a)(b)	216,281	6,213,753
Clear Channel Outdoor Holdings Inc.(a)	3,596,063	11,902,968
comScore Inc.(a)(b)	768,458	2,566,650
Daily Journal Corp.(a)(b)	12,507	4,461,622
Digital Media Solutions Inc., Class A(a)(b)	16,142	77,159
Emerald Holding Inc.(a)	289,645	1,149,891
Entercom Communications Corp.(a)	1,273,156	3,272,011
Entravision Communications Corp., Class A	640,929	4,345,499
EW Scripps Co. (The), Class A, NVS	613,221	11,865,826
Fluent Inc.(a)(b)	474,831	944,914
Gannett Co. Inc.(a)	1,491,040	7,947,243
Gray Television Inc.	922,430	18,596,189
Hemisphere Media Group Inc.(a)	178,036	1,294,322
Iheartmedia Inc., Class A(a)	661,340	13,914,593
Integral Ad Science Holding Corp.(a)(b)	100,642	2,235,259
John Wiley & Sons Inc., Class A	462,059	26,462,119
National CineMedia Inc.	573,077	1,610,346
Scholastic Corp.	284,970	11,387,401
Sinclair Broadcast Group Inc., Class A	416,182	10,999,690
Stagwell Inc.(a)(b)	611,479	5,301,523
TEGNA Inc.	2,369,831	43,984,063
Thryv Holdings Inc.(a)(b)	16,991	698,840
WideOpenWest Inc.(a)(b)	213,034	4,584,492
		207,679,765
Metals & Mining — 1.6%
Allegheny Technologies Inc.(a)(b)	532,213	8,478,153
Arconic Corp.(a)	1,148,520	37,912,645
Carpenter Technology Corp.	515,215	15,039,126
Century Aluminum Co.(a)(b)	520,941	8,626,783
Coeur Mining Inc.(a)(b)	889,426	4,482,707
Commercial Metals Co.	1,284,340	46,608,699
Constellium SE(a)	1,326,041	23,749,394
Ferroglobe PLC(a)(c)	532,035	5
Gatos Silver Inc.(a)(b)	77,707	806,599
Haynes International Inc.	137,407	5,541,624
Hecla Mining Co.(b)	4,014,198	20,954,114
Kaiser Aluminum Corp.	149,064	14,003,072
Materion Corp.	133,437	12,268,198
Olympic Steel Inc.(b)	102,898	2,418,103
PolyMet Mining Corp.(a)(b)	175,574	438,935
Ryerson Holding Corp.	66,394	1,729,564

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Schnitzer Steel Industries Inc., Class A	257,803	$13,385,132
SunCoke Energy Inc.	895,547	5,901,655
TimkenSteel Corp.(a)(b)	500,217	8,253,580
Warrior Met Coal Inc.	499,561	12,843,713
Worthington Industries Inc.	351,864	19,232,886
		262,674,687
Mortgage Real Estate Investment — 2.5%
AFC Gamma Inc.	132,494	3,015,563
Angel Oak Mortgage Inc.(b)	84,098	1,377,525
Apollo Commercial Real Estate Finance Inc.	1,521,601	20,024,269
Arbor Realty Trust Inc.	1,544,720	28,299,270
Ares Commercial Real Estate Corp.	466,151	6,777,836
ARMOUR Residential REIT Inc.	956,536	9,383,618
Blackstone Mortgage Trust Inc., Class A	1,693,082	51,842,171
BrightSpire Capital Inc.	910,361	9,340,304
Broadmark Realty Capital Inc.	1,378,350	12,997,841
Chimera Investment Corp.	2,552,156	38,486,512
Dynex Capital Inc.	368,275	6,153,875
Ellington Financial Inc.	569,382	9,730,738
Franklin BSP Realty Trust Inc.	345,987	5,169,046
Granite Point Mortgage Trust Inc.	583,028	6,827,258
Great Ajax Corp.	221,245	2,911,584
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	776,697	41,258,145
Invesco Mortgage Capital Inc.	3,156,248	8,774,369
KKR Real Estate Finance Trust Inc.	368,921	7,684,624
Ladder Capital Corp.	1,241,043	14,880,106
MFA Financial Inc.	4,752,260	21,670,306
New York Mortgage Trust Inc.	4,090,894	15,218,126
Orchid Island Capital Inc.	1,441,736	6,487,812
PennyMac Mortgage Investment Trust.	847,572	14,688,423
Ready Capital Corp.	639,281	9,991,962
Redwood Trust Inc.	1,229,906	16,222,460
TPG RE Finance Trust Inc.	649,772	8,005,191
Two Harbors Investment Corp.	3,682,010	21,245,198
		398,464,132
Multi-Utilities — 0.8%
Avista Corp.	758,055	32,209,757
Black Hills Corp.	682,886	48,191,265
NorthWestern Corp.	569,616	32,559,250
Unitil Corp.	168,433	7,746,234
		120,706,506
Multiline Retail — 0.8%
Big Lots Inc.	347,709	15,664,290
Dillard's Inc., Class A(b)	62,873	15,405,143
Franchise Group Inc.	262,891	13,712,395
Macy's Inc.	3,380,067	88,490,154
		133,271,982
Oil, Gas & Consumable Fuels — 5.3%
Aemetis Inc.(a)(b)	297,606	3,660,554
Alto Ingredients Inc.(a)(b)	785,468	3,778,101
Altus Midstream Co., Class A(b)	31,196	1,912,627
Antero Resources Corp.(a)(b)	2,699,958	47,249,265
Arch Resources Inc.	131,222	11,983,193
Berry Corp.	744,223	6,266,358
Brigham Minerals Inc., Class A	476,635	10,052,232
California Resources Corp.	869,876	37,152,404
Callon Petroleum Co.(a)(b)	68,324	3,228,309
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development Inc./DE,
Class A(a)(b)	1,734,867	$10,374,505
Centrus Energy Corp., Class A(a)(b)	101,484	5,065,067
Chesapeake Energy Corp.	1,060,111	68,398,362
Civitas Resources Inc.	397,015	19,441,825
Clean Energy Fuels Corp.(a)(b)	1,686,371	10,337,454
CNX Resources Corp.(a)(b)	2,249,774	30,934,393
Comstock Resources Inc.(a)(b)	981,104	7,937,131
CONSOL Energy Inc.(a)(b)	370,179	8,406,765
CVR Energy Inc.	342,203	5,752,432
Delek U.S. Holdings Inc.(a)	727,671	10,907,788
DHT Holdings Inc.	1,527,581	7,928,145
Dorian LPG Ltd.	270,115	3,427,759
Earthstone Energy Inc., Class A(a)(b)	220,172	2,408,682
Energy Fuels Inc./Canada(a)(b)	241,490	1,842,569
Equitrans Midstream Corp.	4,392,640	45,419,898
Escrow PetroCorp.(a)(c)	19,086	—
Falcon Minerals Corp.	72,273	351,970
Frontline Ltd./Bermuda(a)	1,273,445	9,003,256
Gevo Inc.(a)(b)	2,177,807	9,321,014
Golar LNG Ltd.(a)(b)	1,090,157	13,507,045
Green Plains Inc.(a)(b)	384,107	13,351,559
HighPeak Energy Inc.	49,822	729,394
International Seaways Inc.	495,520	7,274,234
Laredo Petroleum Inc.(a)(b)	99,255	5,968,203
Murphy Oil Corp.	1,574,373	41,106,879
Nordic American Tankers Ltd.	1,761,884	2,977,584
Northern Oil and Gas Inc.	556,890	11,460,796
Oasis Petroleum Inc.	31,657	3,988,465
Ovintiv Inc.	2,657,083	89,543,697
Par Pacific Holdings Inc.(a)	100,321	1,654,293
PBF Energy Inc., Class A(a)	1,036,100	13,438,217
PDC Energy Inc.	1,049,082	51,174,220
Peabody Energy Corp.(a)	953,572	9,602,470
Penn Virginia Corp.(a)	225,210	6,062,653
Range Resources Corp.(a)	2,565,902	45,750,033
Renewable Energy Group Inc.(a)(b)	479,800	20,362,712
REX American Resources Corp.(a)	60,589	5,816,544
Riley Exploration Permian Inc.	26,966	520,983
Scorpio Tankers Inc.	523,937	6,711,633
SFL Corp. Ltd.	1,319,725	10,755,759
SM Energy Co.	1,287,572	37,957,623
Talos Energy Inc.(a)(b)	333,219	3,265,546
Teekay Corp.(a)	748,510	2,350,321
Teekay Tankers Ltd., Class A(a)(b)	260,774	2,842,437
Ur-Energy Inc.(a)(b)	149,355	182,213
W&T Offshore Inc.(a)(b)	1,023,058	3,304,477
Whiting Petroleum Corp.(a)(b)	422,477	27,325,812
World Fuel Services Corp.	689,928	18,262,394
		839,790,254
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	177,810	6,520,293
Glatfelter Corp.	465,459	8,005,895
Neenah Inc.	179,981	8,329,521
Schweitzer-Mauduit International Inc.	335,536	10,032,526
Verso Corp., Class A	290,525	7,849,985
		40,738,220
Personal Products — 0.3%
Beauty Health Co. (The)(a)(b)	78,737	1,902,286
BellRing Brands Inc., Class A(a)	145,423	4,148,918

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Edgewell Personal Care Co.	582,732	$26,636,680
Honest Co. Inc. (The)(a)	262,853	2,126,481
Nature's Sunshine Products Inc.	118,711	2,196,154
Nu Skin Enterprises Inc., Class A	295,527	14,997,995
Revlon Inc., Class A(a)(b)	73,692	835,667
Thorne HealthTech Inc.(a)	24,349	151,207
Veru Inc.(a)(b)	188,146	1,108,180
		54,103,568
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals Inc.(a)	278,534	6,487,057
ANI Pharmaceuticals Inc.(a)	116,230	5,355,878
Atea Pharmaceuticals Inc.(a)	634,938	5,676,346
Athira Pharma Inc.(a)	345,838	4,506,269
Cara Therapeutics Inc.(a)	476,649	5,805,585
Citius Pharmaceuticals Inc.(a)(b)	1,260,601	1,941,326
CorMedix Inc.(a)(b)	383,796	1,746,272
Cymabay Therapeutics Inc.(a)(b)	763,413	2,580,336
DICE Therapeutics Inc.(a)(b)	60,393	1,528,547
Endo International PLC(a)	2,468,310	9,280,846
EyePoint Pharmaceuticals Inc.(a)	227,959	2,790,218
Fulcrum Therapeutics Inc.(a)	299,844	5,304,240
Ikena Oncology Inc.(a)	247,328	3,101,493
Innoviva Inc.(a)	412,787	7,120,576
Kala Pharmaceuticals Inc.(a)(b)	172,829	209,123
KemPharm Inc.(a)(b)	157,704	1,373,602
NGM Biopharmaceuticals Inc.(a)	306,823	5,433,835
Nuvation Bio Inc.(a)(b)	263,980	2,243,830
Pliant Therapeutics Inc.(a)(b)	24,210	326,835
Prestige Consumer Healthcare Inc.(a)	537,623	32,606,835
Provention Bio Inc.(a)(b)	595,256	3,345,339
Rain Therapeutics Inc.(a)(b)	47,567	612,663
Reata Pharmaceuticals Inc., Class A(a)(b)	38,823	1,023,762
Supernus Pharmaceuticals Inc.(a)(b)	527,011	15,367,641
Tarsus Pharmaceuticals Inc.(a)(b)	20,450	460,125
Terns Pharmaceuticals Inc.(a)	37,489	265,047
Theravance Biopharma Inc.(a)(b)	51,521	569,307
Theseus Pharmaceuticals Inc.(a)(b)	46,946	595,275
Ventyx Biosciences Inc.(a)	43,244	858,826
Zogenix Inc.(a)(b)	604,812	9,828,195
		138,345,229
Professional Services — 1.1%
Acacia Research Corp.(a)(b)	529,360	2,715,617
ASGN Inc.(a)	58,648	7,237,163
Atlas Technical Consultants Inc.(a)(b)	122,275	1,029,556
Barrett Business Services Inc.	79,068	5,460,436
CBIZ Inc.(a)(b)	526,953	20,614,401
CRA International Inc.	12,184	1,137,498
First Advantage Corp.(a)(b)	50,550	962,472
Heidrick & Struggles International Inc.	122,285	5,347,523
HireQuest Inc.	7,952	160,312
HireRight Holdings Corp.(a)(b)	131,785	2,108,560
Huron Consulting Group Inc.(a)	209,121	10,435,138
ICF International Inc.	199,767	20,486,106
KBR Inc.	193,720	9,224,947
Kelly Services Inc., Class A, NVS	383,035	6,423,497
Korn Ferry	579,574	43,891,139
ManTech International Corp./VA, Class A	294,391	21,469,936
Mistras Group Inc.(a)(b)	215,233	1,599,181
Resources Connection Inc.	335,537	5,985,980
Sterling Check Corp.(a)(b)	99,404	2,038,776
Security	Shares	Value

Professional Services (continued)
TrueBlue Inc.(a)	378,540	$10,474,202
Willdan Group Inc.(a)(b)	24,282	854,726
		179,657,166
Real Estate Management & Development — 0.6%
Douglas Elliman Inc.	661,560	7,607,946
Forestar Group Inc.(a)	132,570	2,883,397
FRP Holdings Inc.(a)(b)	72,557	4,193,795
Kennedy-Wilson Holdings Inc.	1,277,119	30,497,602
Marcus & Millichap Inc.(a)	227,721	11,718,523
RE/MAX Holdings Inc., Class A	199,942	6,096,231
Realogy Holdings Corp.(a)(b)	1,244,684	20,923,138
RMR Group Inc. (The), Class A	150,388	5,215,456
Tejon Ranch Co.(a)	225,243	4,297,636
		93,433,724
Road & Rail — 1.2%
ArcBest Corp.	273,841	32,819,844
Avis Budget Group Inc.(a)(b)	443,484	91,965,277
Covenant Logistics Group Inc., Class A(a)	131,107	3,465,158
Heartland Express Inc.	506,151	8,513,460
Marten Transport Ltd.	642,025	11,017,149
PAM Transportation Services Inc.(a)(b)	33,367	2,369,391
U.S. Xpress Enterprises Inc., Class A(a)(b)	299,003	1,755,147
Universal Logistics Holdings Inc.	15,381	290,086
Werner Enterprises Inc.	582,570	27,765,286
Yellow Corp.(a)(b)	520,834	6,557,300
		186,518,098
Semiconductors & Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.(a)	40,925	2,478,418
Amkor Technology Inc.	874,968	21,690,457
AXT Inc.(a)(b)	430,598	3,793,568
Cohu Inc.(a)	70,087	2,669,614
Diodes Inc.(a)	106,456	11,689,933
FormFactor Inc.(a)	103,583	4,735,815
Ichor Holdings Ltd.(a)	103,157	4,748,317
NeoPhotonics Corp.(a)	548,750	8,434,288
NVE Corp.	1,681	114,812
Onto Innovation Inc.(a)	358,277	36,268,381
PDF Solutions Inc.(a)	322,909	10,265,277
Photronics Inc.(a)	634,008	11,951,051
Rambus Inc.(a)(b)	1,162,323	34,160,673
SkyWater Technology Inc.(a)(b)	14,747	239,196
SunPower Corp.(a)(b)	176,466	3,682,845
Veeco Instruments Inc.(a)	536,048	15,261,287
		172,183,932
Software — 1.4%
A10 Networks Inc.	110,063	1,824,845
Agilysys Inc.(a)(b)	24,719	1,099,007
Alkami Technology Inc.(a)(b)	20,871	418,672
American Software Inc./GA, Class A	75,193	1,967,801
Arteris Inc.(a)(b)	18,936	399,739
Asana Inc., Class A(a)	62,849	4,685,393
AvidXchange Holdings Inc., NVS(a)	42,351	637,806
Benefitfocus Inc.(a)	71,476	761,934
Bottomline Technologies DE Inc.(a)	396,820	22,408,425
ChannelAdvisor Corp.(a)(b)	97,686	2,410,890
Cleanspark Inc.(a)(b)	363,961	3,464,909
Couchbase Inc.(a)(b)	25,175	628,368
CS Disco Inc.(a)(b)	48,198	1,723,079
E2open Parent Holdings Inc.(a)(b)	2,129,577	23,979,037

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ebix Inc.	285,176	$8,669,350
eGain Corp.(a)(b)	128,355	1,280,983
Enfusion Inc., Class A(a)	53,287	1,115,830
EngageSmart Inc.(a)(b)	40,384	974,062
Envestnet Inc.(a)	35,967	2,853,622
EverCommerce Inc.(a)(b)	39,782	626,567
GTY Technology Holdings Inc.(a)(b)	360,070	2,412,469
Instructure Holdings Inc.(a)(b)	106,907	2,563,630
Intapp Inc.(a)(b)	30,458	766,323
InterDigital Inc.	200,900	14,390,467
Kaltura Inc.(a)	83,590	281,698
Marathon Digital Holdings Inc.(a)(b)	963,349	31,655,648
MeridianLink Inc.(a)(b)	36,392	785,339
Model N Inc.(a)(b)	31,768	953,993
ON24 Inc.(a)	99,318	1,723,167
Ping Identity Holding Corp.(a)(b)	651,563	14,907,761
Rekor Systems Inc.(a)(b)	119,956	785,712
SecureWorks Corp., Class A(a)(b)	107,906	1,723,259
Smith Micro Software Inc.(a)(b)	488,252	2,402,200
Stronghold Digital Mining Inc.(a)	19,411	249,431
Verint Systems Inc.(a)(b)	691,545	36,313,028
VirnetX Holding Corp.(a)(b)	663,805	1,725,893
Weave Communications Inc.(a)	12,292	186,593
Xperi Holding Corp.	1,124,230	21,259,189
		217,016,119
Specialty Retail — 1.8%
Aaron's Co. Inc. (The)	336,429	8,292,975
Abercrombie & Fitch Co., Class A(a)	578,558	20,151,175
Academy Sports & Outdoors Inc.(a)(b)	835,895	36,695,791
America's Car-Mart Inc./TX(a)(b)	10,256	1,050,214
Barnes & Noble Education Inc.(a)(b)	485,759	3,308,019
Bed Bath & Beyond Inc.(a)	971,449	14,163,726
Big 5 Sporting Goods Corp.(b)	226,734	4,310,213
Buckle Inc. (The)	20,235	856,143
CarLotz Inc.(a)	746,486	1,694,523
Cato Corp. (The), Class A	216,116	3,708,551
Chico's FAS Inc.(a)	1,029,527	5,538,855
Conn's Inc.(a)(b)	190,410	4,478,443
Container Store Group Inc. (The)(a)(b)	336,812	3,361,384
Genesco Inc.(a)(b)	161,014	10,332,268
Group 1 Automotive Inc.	188,978	36,892,285
Guess? Inc.	377,215	8,932,451
Haverty Furniture Companies Inc.	103,843	3,174,481
Hibbett Inc.	28,267	2,033,245
Lazydays Holdings Inc.(a)(b)	79,334	1,708,854
Lumber Liquidators Holdings Inc.(a)(b)	306,833	5,237,639
MarineMax Inc.(a)(b)	107,763	6,362,328
Monro Inc.	139,969	8,155,994
ODP Corp. (The)(a)	496,752	19,512,419
Rent-A-Center Inc./TX	47,591	2,286,272
Shift Technologies Inc.(a)(b)	529,905	1,806,976
Shoe Carnival Inc.	17,352	678,116
Signet Jewelers Ltd.	127,573	11,102,678
Sleep Number Corp.(a)(b)	122,191	9,359,831
Sonic Automotive Inc., Class A	234,497	11,595,877
Tilly's Inc., Class A	252,568	4,068,870
Torrid Holdings Inc.(a)(b)	105,682	1,044,138
TravelCenters of America Inc.(a)(b)	133,094	6,870,312
Urban Outfitters Inc.(a)	223,609	6,565,160
Winmark Corp.(b)	24,017	5,963,181
Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)(b)	230,851	$11,078,540
		282,371,927
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)	115,839	2,495,172
Eastman Kodak Co.(a)(b)	26,856	125,686
Quantum Corp.(a)	610,400	3,369,408
Super Micro Computer Inc.(a)(b)	469,349	20,627,888
Turtle Beach Corp.(a)(b)	29,876	665,040
		27,283,194
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group Inc.(a)(b)	519,289	5,343,484
G-III Apparel Group Ltd.(a)	473,484	13,087,098
Movado Group Inc.	167,983	7,026,729
Oxford Industries Inc.	160,924	16,337,004
Rocky Brands Inc.	69,608	2,770,398
Superior Group of Companies Inc.	95,575	2,096,916
Unifi Inc.(a)	147,434	3,413,097
Vera Bradley Inc.(a)	282,357	2,402,858
		52,477,584
Thrifts & Mortgage Finance — 2.9%
Axos Financial Inc.(a)	552,264	30,877,080
Blue Foundry Bancorp(a)(b)	286,713	4,194,611
Bridgewater Bancshares Inc.(a)(b)	184,754	3,268,298
Capitol Federal Financial Inc.	1,394,936	15,804,625
Columbia Financial Inc.(a)	272,825	5,691,130
Essent Group Ltd.	1,163,250	52,962,773
Federal Agricultural Mortgage Corp., Class C, NVS	98,668	12,227,925
Finance of America Companies Inc., Class A(a)(b)	215,859	856,960
Flagstar Bancorp. Inc.	557,151	26,709,819
FS Bancorp. Inc.	80,256	2,699,009
Hingham Institution For Savings (The)	14,797	6,212,964
Home Bancorp. Inc.	83,299	3,457,742
Home Point Capital Inc.(b)	72,664	326,988
Kearny Financial Corp./MD	535,048	7,089,386
Luther Burbank Corp.	168,204	2,361,584
Merchants Bancorp./IN	107,637	5,094,459
Mr Cooper Group Inc.(a)	665,297	27,683,008
NMI Holdings Inc., Class A(a)	853,390	18,646,572
Northfield Bancorp. Inc.	473,704	7,655,057
Northwest Bancshares Inc.	1,273,051	18,026,402
Ocwen Financial Corp.(a)(b)	88,653	3,543,460
PCSB Financial Corp.	146,073	2,781,230
PennyMac Financial Services Inc.	335,501	23,411,260
Pioneer Bancorp. Inc./NY(a)(b)	147,328	1,667,753
Premier Financial Corp.	400,509	12,379,733
Provident Bancorp. Inc.	172,013	3,199,442
Provident Financial Services Inc.	816,752	19,781,734
Radian Group Inc.	1,943,778	41,072,029
Southern Missouri Bancorp. Inc.	84,688	4,418,173
TrustCo Bank Corp. NY	193,759	6,454,112
Velocity Financial Inc.(a)(b)	79,916	1,094,849
Walker & Dunlop Inc.	282,242	42,584,673
Washington Federal Inc.	709,023	23,667,188
Waterstone Financial Inc.	217,104	4,745,893
WSFS Financial Corp.	502,487	25,184,649
		467,832,570
Tobacco — 0.2%
Universal Corp./VA	259,446	14,248,774

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	1,323,121	$15,189,429
		29,438,203
Trading Companies & Distributors — 1.9%
Alta Equipment Group Inc.(a)	162,557	2,379,834
Beacon Roofing Supply Inc.(a)	150,876	8,652,739
Boise Cascade Co.	330,926	23,561,931
Custom Truck One Source Inc.(a)(b)	326,706	2,613,648
DXP Enterprises Inc./TX(a)	193,435	4,965,476
GATX Corp.	376,734	39,251,915
Global Industrial Co.	33,078	1,352,890
GMS Inc.(a)	458,468	27,558,512
McGrath RentCorp.	79,915	6,413,978
MRC Global Inc.(a)	867,371	5,967,512
NOW Inc.(a)(b)	1,173,297	10,019,956
Rush Enterprises Inc., Class A	446,301	24,832,188
Rush Enterprises Inc., Class B	80,702	4,355,487
Textainer Group Holdings Ltd.	437,294	15,615,769
Titan Machinery Inc.(a)(b)	207,353	6,985,723
Triton International Ltd.	715,409	43,089,084
Veritiv Corp.(a)	154,175	18,897,230
WESCO International Inc.(a)(b)	393,499	51,780,533
Willis Lease Finance Corp.(a)(b)	26,844	1,010,677
		299,305,082
Water Utilities — 0.6%
American States Water Co.	189,994	19,652,979
Artesian Resources Corp., Class A, NVS	83,971	3,890,376
Cadiz Inc.(a)	194,378	750,299
California Water Service Group	563,431	40,488,152
Middlesex Water Co.	116,296	13,990,409
Pure Cycle Corp.(a)	24,798	362,051
SJW Group	299,381	21,914,689
York Water Co. (The)	53,951	2,685,681
		103,734,636
Wireless Telecommunication Services — 0.3%
Gogo Inc.(a)(b)	582,877	7,886,326
Shenandoah Telecommunications Co.	343,098	8,748,999
Telephone and Data Systems Inc.	1,081,180	21,785,777
U.S. Cellular Corp.(a)	164,653	5,189,862
		43,610,964
Total Common Stocks — 99.8%
(Cost: $14,410,825,365)		15,948,325,070

Warrants
Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	42,563	589,923
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., (Expires 09/01/25)(a)	21,281	$251,116
		841,039
Total Warrants — 0.0%
(Cost: $5,241,813)		841,039

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	842,854,025	843,106,881
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	27,070,000	27,070,000
		870,176,881
Total Short-Term Investments — 5.4%
(Cost: $870,031,800)		870,176,881

Total Investments Before Investments Sold Short — 105.2%
(Cost: $15,286,098,978)		16,819,342,990

Investments In Securities Sold Short

Common Stocks — (0.0%)
PDL BioPharma Inc.(a)(c)	(1,188)	(2,201)

Total Investments Sold Short
(Proceeds $(2,907))		(2,201)

Total Investments, Net of Investments Sold Short — 105.2%
(Cost: $15,286,096,071)		16,819,340,789

Other Assets, Less Liabilities — (5.2)%		(830,137,114)

Net Assets — 100.0%		$15,989,203,676

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$911,918,766	$—		$(68,549,263	)(a)	$(89,961)	$(172,661)	$843,106,881	842,854,025	$4,087,950	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,210,000	21,860,000	(a)	—		—	—	27,070,000	27,070,000	1,434		—
						$(89,961)	$(172,661)	$870,176,881		$4,089,384		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	329	03/18/22	$36,894	$1,024,854

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,948,267,526	$—	$57,545	$15,948,325,071
Warrants	841,039	—	—	841,039
Money Market Funds	870,176,881	—	—	870,176,881
Liabilities
Common Stocks	—	—	(2,201)	(2,201)
	$16,819,285,446	$—	$55,344	$16,819,340,790
Derivative financial instruments(a)
Assets
Futures Contracts	$1,024,854	$—	$—	$1,024,854

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust